20A. Future Minimum rental receivable (Tables) (ZHEJIANG JIAHUAN)	12 Months Ended
Dec. 31, 2013
ZHEJIANG JIAHUAN
Schedule of future minimum operating leases
	2013	2012
	RMB’000	RMB’000

Within 1 year	680	680
After 1 year but within 5 years	2,250	2,930
After 5 years	-	-

	2,930	3,610